Interests in Joint Ventures - Summary of Detailed Information About Summarized Financial Information Joint Ventures (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2023	Apr. 30, 2022		Apr. 30, 2021 [1]	May 01, 2021 [1]	Apr. 30, 2020	[1]
Disclosure of joint ventures [line items]
Total assets	$ 661,676	$ 661,676	$ 410,505	[1]		$ 395,007
Total liabilities	(140,574)	(140,574)	(15,060)	[1]		(22,390)
Interests in joint ventures	98,092	98,092	0
Cash and cash equivalents	152,930	152,930	14,337	[1]	$ 53,631	$ 53,631	$ 25,317
Revenue		33,066	25,271	[1]	25,251
Loss for the period		40,140	25,840	[1]	22,134
Other comprehensive expense for the period		(116)	(4,251)	[1]	(467)
Total comprehensive expense for the period		40,024	$ 21,589	[1]	$ 21,667
Joint ventures [member]
Disclosure of joint ventures [line items]
Total assets	359,533	359,533
Total liabilities	(226,698)	(226,698)
Net assets	132,835	$ 132,835
Proportion of the Group's ownership		51.00%
Group's share of net assets of joint ventures	67,746	$ 67,746
Due from joint ventures	30,346	30,346
Interests in joint ventures	98,092	98,092
Cash and cash equivalents	16,009	16,009
Amounts due to shareholders	(57,914)	(57,914)
Bank borrowings	(162,257)	$ (162,257)
Revenue	6,100
Loss for the period	(785)
Other comprehensive expense for the period	(165)
Total comprehensive expense for the period	(950)
Depreciation of property, plant and equipment	2,378
Interest expenses	$ 2,722

[1]	The comparative consolidated financial statements have been re-presented from Hong Kong dollar to US$ to reflect the Company’s change in presentation currency. See note 1.